Financial instruments (Details) - Schedule of the group’s profit before tax is affected through the impact on floating rate borrowings - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LIBOR [Member]
Financial instruments (Details) - Schedule of the group’s profit before tax is affected through the impact on floating rate borrowings [Line Items]
Increase/ decrease in basis points	+10
Effect on profit before tax	£ 44	£ 10
LIBOR One [Member]
Financial instruments (Details) - Schedule of the group’s profit before tax is affected through the impact on floating rate borrowings [Line Items]
Increase/ decrease in basis points	-10
Effect on profit before tax	£ (44)	£ (10)